S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 10, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Alec Gores
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chairman, is the sole managing member of our sponsor